Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Trading assets [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments at fair value	$ 66	$ 21